S000077852 [Member] Average Annual Total Returns		12 Months Ended	26 Months Ended
		Jul. 31, 2025	Dec. 31, 2024
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.54%	11.72%
Performance Inception Date	[1]		Nov. 01, 2022
Common Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	8.10%
Performance Inception Date			Nov. 01, 2022
Common Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.46%	5.10%
Performance Inception Date			Nov. 01, 2022
Common Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.17%	4.98%
Performance Inception Date			Nov. 01, 2022

[1]
A uniquely weighted USD-denominated emerging markets sovereign debt index, which allows for a more even weight distribution among the countries than the JP Morgan EMBI Global Index. The countries covered are identical to those covered by the JP Morgan EMBI Global Index, which is an index designed to measure total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities.